Transfers of financial assets and servicing assets - Changes in MSRs measured using the fair value method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing of Financial Assets
Fair value at beginning of period	$ 169,777	$ 168,031
Additions	9,143	10,223
Changes due to payments of loans	(11,549)	(13,459)
Reduction due to loan repurchases	(1,777)	(3,721)
Changes in fair value due to changes in valuation model inputs or assumptions	(14,190)	8,703
Other disposals	(498)	0
Fair value at end of period	$ 150,906	$ 169,777